Borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Federal home loan bank additional borrowings capacity	$ 70,500	$ 87,500
Advances Federal Home Loan Bank	75,000	75,000
Federal home loan bank, advances, maturities summary, due in year three	$ 20,000	$ 20,000
Federal home loan bank, advance, maturity, fixed interest rate, year three	4.39%	4.39%
Federal home loan bank, advances, maturities summary, due in year four	$ 35,000	$ 35,000
Federal home loan bank, advance, maturity, fixed interest rate, year four	4.24%	4.24%
Federal home loan bank, advances, maturities summary, due in year five	$ 20,000	$ 20,000
Federal home loan bank, advance, maturity, fixed interest rate, year five	4.11%	4.11%
Loans, net of allowance	$ 486,945	$ 479,318
Cash management lines of credit, additional borrowings	18,000	18,000
Fair Value	240,631	242,760
Securities sold under agreements to repurchase	30,494	26,781
Security owned and pledged as collateral, fair value	49,400	41,100
Federal reserve bank advances | Asset pledged
Borrowings
Fair Value	42,900
Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	30,494	29,781
Up to 30 Days
Borrowings
Securities sold under agreements to repurchase	0	0
30-90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
One- to four-family residential real estate and Commercial real estate loans
Borrowings
Loans, net of allowance	263,200	251,000
State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	30,494
State and municipal obligations | Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase	0
State and municipal obligations | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	30,494
State and municipal obligations | Up to 30 Days
Borrowings
Securities sold under agreements to repurchase	0
State and municipal obligations | 30-90 Days
Borrowings
Securities sold under agreements to repurchase	0
U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		26,781
U.S. government agencies | Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase		0
U.S. government agencies | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase		26,781
U.S. government agencies | Up to 30 Days
Borrowings
Securities sold under agreements to repurchase		0
U.S. government agencies | 30-90 Days
Borrowings
Securities sold under agreements to repurchase		$ 0
Federal reserve bank advances
Borrowings
Credit facility	$ 29,200